Significant accounting policies (Details) - Schedule of significant subsidiaries	12 Months Ended
Dec. 31, 2022
Tigris Uranium US Corp. [Member]
Schedule of significant subsidiaries [Abstract]
Place of Incorporation	Nevada, USA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
Metamin Enterprises US Inc. [Member]
Schedule of significant subsidiaries [Abstract]
Place of Incorporation	Nevada, USA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
URI, Inc. [Member]
Schedule of significant subsidiaries [Abstract]
Place of Incorporation	Delaware, USA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
Neutron Energy, Inc. [Member]
Schedule of significant subsidiaries [Abstract]
Place of Incorporation	Nevada, USA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
Uranco, Inc. [Member]
Schedule of significant subsidiaries [Abstract]
Place of Incorporation	Delaware, USA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
Uranium Resources, Inc. [Member]
Schedule of significant subsidiaries [Abstract]
Place of Incorporation	Delaware, USA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
HRI-Churchrock, Inc. [Member]
Schedule of significant subsidiaries [Abstract]
Place of Incorporation	Delaware, USA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
Hydro Restoration Corp.[Member]
Schedule of significant subsidiaries [Abstract]
Place of Incorporation	Delaware, USA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
Belt Line Resources, Inc. [Member]
Schedule of significant subsidiaries [Abstract]
Place of Incorporation	Texas, USA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
Cibola Resources, LLC [Member]
Schedule of significant subsidiaries [Abstract]
Place of Incorporation	Delaware, USA	[1]
Ownership Interest	100.00%	[1]
Principal Activity	Mineral Exploration	[1]
Functional Currency	USD	[1]
enCore Energy US Corp. [Member]
Schedule of significant subsidiaries [Abstract]
Place of Incorporation	Nevada, USA
Ownership Interest	100.00%
Principal Activity	Holding Company
Functional Currency	USD
Azarga Uranium Corp. [Member]
Schedule of significant subsidiaries [Abstract]
Place of Incorporation	British Columbia, CA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
Powertech (USA) Inc. [Member]
Schedule of significant subsidiaries [Abstract]
Place of Incorporation	South Dakota, USA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
URZ Energy Corp. [Member]
Schedule of significant subsidiaries [Abstract]
Place of Incorporation	British Columbia, CA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
Ucolo Exploration Corp. [Member]
Schedule of significant subsidiaries [Abstract]
Place of Incorporation	Utah, USA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
Azarga Resources Limited [Member]
Schedule of significant subsidiaries [Abstract]
Place of Incorporation	British Virgin Islands
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
Azarga Resources (Hong Kong) Ltd. [Member]
Schedule of significant subsidiaries [Abstract]
Place of Incorporation	Hong Kong
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
Azarga Resources USA Company [Member]
Schedule of significant subsidiaries [Abstract]
Place of Incorporation	Colorado, USA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
Azarga Resources Canada Ltd. [Member]
Schedule of significant subsidiaries [Abstract]
Place of Incorporation	British Columbia, CA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD

[1]	Cibola Resources, LLC was divested in May 2022 (Note 11).